Intangible Assets and Goodwill - Indefinite Lived Intangible Assets (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 323,100
Licenses
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	168,800
Tradenames
Intangible assets with indefinite useful lives
Intangible assets which have an indefinite useful life	$ 154,300